Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Basic EPS - Earnings	$ 344.1	$ 139.0
Basic EPS - (in shares)	187,700,000	186,100,000
Basic EPS (in dollars per share)	$ 1.83	$ 0.75
Effect of dilutive securities - (in shares)	300,000	300,000
Diluted EPS - Earnings	$ 344.1	$ 139.0
Diluted EPS - (in shares)	188,000,000	186,400,000
Diluted EPS (in dollars per share)	$ 1.83	$ 0.75
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	6,034	17,523
Securities excluded from computation of diluted EPS (in shares)		103,893
Time-based RSU
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	1,143	1,400
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	65,972	69,442